Summary of Significant Accounting Policies - Leases (Details) - SHAPEWAYS, INC	6 Months Ended
Jun. 30, 2021
Lessee, Lease, Description [Line Items]
Renewal options	true
Minimum
Lessee, Lease, Description [Line Items]
Lease term	5 years
Maximum
Lessee, Lease, Description [Line Items]
Lease term	10 years